Trade and Other Receivables - Summary of Other Receivables (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
BC Card Co., Ltd. [member]
Disclosure of financial assets [line items]
Settlement receivable included in other receivables	₩ 1,108,936	₩ 986,384